PRINCIPAL ACCOUNTING POLICIES - Change in accounting estimate (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares
PRINCIPAL ACCOUNTING POLICIES
Decrease in net income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	¥ 3,447,443	$ 485,561	¥ 620,506	¥ 721,018
Decrease in basic earnings per share | (per share)	¥ 16.60	$ 2.34	¥ 3.13	¥ 3.78
Decrease in diluted earnings per share | (per share)	¥ 15.23	2.15	¥ 3.10	¥ 2.01
Jinko Solar Co., Ltd. ("Jiangxi Jinko")
PRINCIPAL ACCOUNTING POLICIES
Decrease in net income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders | ¥	¥ 1,242,367
Decrease in basic earnings per share		5.98
Decrease in diluted earnings per share		$ 5.49